OPERATING EXPENSES - Summary of Operating Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	$ 15,386	$ 10,713	$ 30,085	$ 20,325
Total technology expenses	6,141	3,094	11,864	6,309
Total general and administrative expenses	8,422	6,237	16,031	12,541
People costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	8,491	6,615	16,638	12,872
Total technology expenses	3,291	2,269	6,392	4,724
Total general and administrative expenses	3,723	3,110	7,179	6,100
Employees' bonuses related to acquisition (Note 5)
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	347	0	347	0
Total technology expenses	243	0	243	0
External marketing expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	2,459	1,507	5,025	3,027
External content
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	786	694	1,518	1,742
Amortization of acquired intangible assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	1,653	1,057	3,863	1,230
Share-based payment expense
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	419	240	790	404
Total technology expenses	98	16	160	65
Total general and administrative expenses	1,705	1,464	2,681	2,088
Software and subscriptions
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	730	286	1,015	507
Total technology expenses	582	336	1,298	611
Total general and administrative expenses	425	310	794	604
Amortization of acquired intangible assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	467	307	835	589
Amortization of acquired technology and software
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	797	0	1,598	0
Hosting costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	241	64	563	160
Legal and consultancy fees
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	1,008	931	2,376	1,729
Acquisition related costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	378	(450)	703	357
Insurance
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	106	96	215	205
Short-term leases
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	10	126	49	280
Amortization of right-of-use assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	299	186	570	285
Depreciation of property and equipment
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	157	71	283	141
Other
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	501	314	889	543
Total technology expenses	422	102	775	160
Total general and administrative expenses	$ 611	$ 393	$ 1,181	$ 752